Borrowings - Additional Information (Detail) - EUR (€) € in Thousands				12 Months Ended
	Mar. 31, 2017	Jan. 31, 2009	Dec. 29, 2005	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 486
Repayment of loan in monthly installment		€ 14
Annual interest rate	3.55%						4.45%
Repayment of borrowings	€ 486			€ 486	€ 167	€ 166
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			€ 1,500
Duration of the agreement			12 years